July 16, 2014

VIA ELECTRONIC FILING

Office of Disclosure and Review

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Wakefield Alternative Series Trust, Files Nos.: 333-177169; 811-22612

Ladies and Gentlemen:

On behalf of Wakefield Alternative Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, with respect to the Clinton Long Short Equity Fund (the “Fund”). We believe that this update does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning this filing, please contact JoAnn Strasser (614) 469 3265 or Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Thompson Hine LLP